intangible assets and goodwill - Business acquisition - subsequent to reporting period (Details) - Mobile Klinik - CAD ($) $ in Thousands	Jul. 31, 2020	Jul. 01, 2020
Business acquisition
Percentage of voting equity interests acquired		100.00%
Cash consideration		$ 138,000
Contingent consideration		31,000
Consideration for acquisition		$ 165,000
Minimum
Business acquisition
Initial provision for the net identifiable assets acquired	$ 65,000
Maximum
Business acquisition
Initial provision for the net identifiable assets acquired	$ 85,000